Payments, by Project - 12 months ended Dec. 31, 2025 - CAD ($) $ in Thousands	Taxes	Royalties	Fees	Bonuses	Total Payments
Suncor Energy Inc | Base Mine
Total	$ 17,220	$ 469,270	$ 7,560		$ 494,050
Suncor Energy Inc | Firebag
Total	27,460	1,240,360	3,930		1,271,750
Suncor Energy Inc | Fort Hills
Total	63,220	237,960	12,370		313,550
Suncor Energy Inc | MacKay River
Total	3,220	143,920	1,450		148,590
Suncor Energy Inc | Hebron
Total		209,370			209,370
Suncor Energy Inc | Hibernia
Total		119,320			119,320
Suncor Energy Inc | Terra Nova
Total		3,620	58,990		62,610
Suncor Energy Inc | White Rose
Total		640			640
Suncor Energy Inc | Libya
Total	154,100	219,250	390	$ 67,220	440,960
Suncor Energy Inc | Other
Total	760		15,540		16,300
Suncor Energy (Syncrude) Operating Inc | Syncrude
Total	$ 70,850	$ 1,354,250	$ 36,190		$ 1,461,290